Average Annual Total Returns - Admiral - Vanguard Extended Market Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions 10 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Standard & Poor's Completion Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Standard & Poor's Completion Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Standard & Poor's Completion Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	32.21%	16.05%	13.22%	31.71%	15.57%	12.80%	19.18%	12.78%	10.92%	32.17%	15.93%	13.12%	20.79%	15.36%	13.74%